Goodwill and Identifiable Assets (Goodwill) (Details) (USD $)	3 Months Ended	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Goodwill [Line Items]
Impairment of goodwill	$ 15,400,000	$ 0	$ 0	$ 15,399,000
Goodwill [Roll Forward]
Gross goodwill		350,951,000	321,437,000
Accumulated impairment loss		(121,717,000)	(121,717,000)
Goodwill		229,234,000	199,720,000
Acquisition		266,788,000
Acquisition accounting		1,805,000
Translation adjustment		529,000	(990,000)
Gross goodwill	321,437,000	620,073,000	350,951,000	321,437,000
Accumulated impairment loss	(121,717,000)	(121,717,000)	(121,717,000)	(121,717,000)
Goodwill	199,720,000	498,356,000	229,234,000	199,720,000
Goodwill	199,720,000	498,356,000	229,234,000	199,720,000
Valesta
Goodwill [Roll Forward]
Acquisition			16,097,000
Acquisition accounting		1,800,000
HCP
Goodwill [Roll Forward]
Acquisition			14,407,000
Nurse Travel Division [Member]
Goodwill [Line Items]
Goodwill, implied fair value	0			0
Impairment of goodwill	15,400,000
Goodwill [Roll Forward]
Goodwill	15,400,000			15,400,000
Goodwill	15,400,000			15,400,000
Apex
Goodwill [Roll Forward]
Gross goodwill		0	0
Accumulated impairment loss		0	0
Goodwill		0	0
Acquisition accounting		0
Translation adjustment		0	0
Gross goodwill		266,788,000	0
Accumulated impairment loss		0	0
Goodwill		266,788,000	0
Goodwill		266,788,000	0
Apex | Apex Systems
Goodwill [Roll Forward]
Acquisition		266,788,000
Oxford
Goodwill [Roll Forward]
Gross goodwill		149,483,000	149,483,000
Accumulated impairment loss		0	0
Goodwill		149,483,000	149,483,000
Acquisition accounting		0
Translation adjustment		0	0
Gross goodwill		149,483,000	149,483,000
Accumulated impairment loss		0	0
Goodwill		149,483,000	149,483,000
Goodwill		149,483,000	149,483,000
Life Sciences
Goodwill [Roll Forward]
Gross goodwill		27,668,000	12,561,000
Accumulated impairment loss		0	0
Goodwill		27,668,000	12,561,000
Acquisition accounting		1,814,000
Translation adjustment		529,000	(990,000)
Gross goodwill		30,011,000	27,668,000
Accumulated impairment loss		0	0
Goodwill		30,011,000	27,668,000
Goodwill		30,011,000	27,668,000
Life Sciences | Valesta
Goodwill [Roll Forward]
Acquisition			16,097,000
Healthcare
Goodwill [Roll Forward]
Gross goodwill		122,230,000	122,230,000
Accumulated impairment loss		(121,717,000)	(121,717,000)
Goodwill		513,000	513,000
Acquisition accounting		0
Translation adjustment		0	0
Gross goodwill		122,230,000	122,230,000
Accumulated impairment loss		(121,717,000)	(121,717,000)
Goodwill		513,000	513,000
Goodwill		513,000	513,000
Physician
Goodwill [Roll Forward]
Gross goodwill		51,570,000	37,163,000
Accumulated impairment loss		0	0
Goodwill		51,570,000	37,163,000
Acquisition accounting		(9,000)
Translation adjustment		0	0
Gross goodwill		51,561,000	51,570,000
Accumulated impairment loss		0	0
Goodwill		51,561,000	51,570,000
Goodwill		51,561,000	51,570,000
Physician | HCP
Goodwill [Roll Forward]
Acquisition			$ 14,407,000